Amount owing from/(to) related party (Details Narrative) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Amount due from related parties	$ 1,112	$ 1,174
Majority Shareholder [Member]
Related Party Transaction [Line Items]
Amount due from related parties	$ 1,112	$ 1,174